Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	Luokung Technology Corp.
Trading Symbol	LKCO
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	385,542,224
Amendment Flag	false
Entity Central Index Key	0001487839
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34738
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	B9-8, Block B
Entity Address, Address Line Two	SOHO Phase II
Entity Address, Address Line Three	No. 9, Guanghua Road
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100020
Title of 12(b) Security	Ordinary shares, par value $0.01 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	Moore Stephens CPA Limited
Auditor Location	Hong Kong
Auditor Firm ID	844
Business Contact
Document Information Line Items
Entity Address, Address Line One	ZhaoB9-8, Block B
Entity Address, Address Line Two	SOHO Phase II
Entity Address, Address Line Three	No. 9, Guanghua Road
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100020
Contact Personnel Name	Miss. Qinyu ZhaoB9-8
City Area Code	(86)
Local Phone Number	10-65065217